Michele H. Abate

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

September 7, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Separate Account A

File No. 811-03365

Commissioners:

The Semi-Semi-Annual Reports of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Separate Account A of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Report for the BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000355916, File No. 811-03290.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Report for the DWS CROCI® International VIP of Deutsche DWS Variable Series I is incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Semi-Annual Report for Federated Hermes Kaufman Fund II of Federated Hermes Insurance Series is incorporated by reference as filed on Form N-CSRS, CIK No. 0000912577, File No. 811-08042.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Report for the Ivy VIP Asset Strategy of Ivy Variable Insurance Portfolios is incorporated by reference as filed on Form N-CSRS, CIK No. 0000810016, File No. 811-05017.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No 811-21128.

The Semi-Annual Report for the Western Asset Variable Global High Yield Bond Portfolio of Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No 811-06310.

The Semi-Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Report for the Global Infrastructure Portfolio of Morgan Stanley Variable Insurance Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Report for the Neuberger Berman Genesis Fund of Neuberger Berman Equity Funds is incorporated by reference as filed on Form N-CSRS, CIK No. 0000044402, File No. 811-00582.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Report for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-Annual Report of the T. Rowe Price Government Money Fund of T. Rowe Price Government Money Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000316968, File No. 811-02603.

The Semi-Annual Report of the T. Rowe Price Growth Stock Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000080257, File No. 811-00579.

The Semi-Annual Report of the T. Rowe Price International Stock Fund of T. Rowe Price International Funds, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000313212, File No. 811-02958.

The Semi-Annual Report for the Alger Small Cap Growth Portfolio of The Alger Portfolios is incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Report of the 1919 Variable Socially Responsive Balanced Fund of Trust for Advised Portfolios is incorporated by reference as filed on Form N-CSRS, CIK No. 0001261788, File No. 811-21422.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company

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